Financial instruments and risk management - Currency Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial instruments and risk management
Balances held in foreign currencies	$ 23,605	$ 44,965
US
Financial instruments and risk management
Balances held in foreign currencies	17,896	27,357
Australian
Financial instruments and risk management
Balances held in foreign currencies	494	10
Euro
Financial instruments and risk management
Balances held in foreign currencies	(921)	(242)
Canadian
Financial instruments and risk management
Balances held in foreign currencies	6,136	17,840
Cash and cash equivalents
Financial instruments and risk management
Balances held in foreign currencies	9,804	40,073
Cash and cash equivalents | US
Financial instruments and risk management
Balances held in foreign currencies	5,105	24,848
Cash and cash equivalents | Australian
Financial instruments and risk management
Balances held in foreign currencies	498	339
Cash and cash equivalents | Canadian
Financial instruments and risk management
Balances held in foreign currencies	4,201	14,886
Short-term investments
Financial instruments and risk management
Balances held in foreign currencies	17,906	8,475
Short-term investments | US
Financial instruments and risk management
Balances held in foreign currencies	14,550	5,000
Short-term investments | Canadian
Financial instruments and risk management
Balances held in foreign currencies	3,356	3,475
Accounts payable and accrued liabilities
Financial instruments and risk management
Balances held in foreign currencies	(4,105)	(3,583)
Accounts payable and accrued liabilities | US
Financial instruments and risk management
Balances held in foreign currencies	(1,759)	(2,491)
Accounts payable and accrued liabilities | Australian
Financial instruments and risk management
Balances held in foreign currencies	(4)	(329)
Accounts payable and accrued liabilities | Euro
Financial instruments and risk management
Balances held in foreign currencies	(921)	(242)
Accounts payable and accrued liabilities | Canadian
Financial instruments and risk management
Balances held in foreign currencies	$ (1,421)	$ (521)